Exhibit 99.11

Data Compare Summary (Total)
Run Date - 10/31/2024 1:03:26 PM

Field Label	Loans With Discrepancy	Total Times Compared	% Variance	# Of Loans
City	0	261	0.00%	261
State	0	261	0.00%	261
Zip	0	261	0.00%	261
Note Date	1	261	0.38%	261
Original Loan Amount	0	261	0.00%	261
Amortization Term	0	261	0.00%	261
Original Interest Rate	0	261	0.00%	261
Borrower Qualifying FICO	1	261	0.38%	261
Coborrower Qualifying FICO	1	163	0.61%	261
Amortization Type	0	261	0.00%	261
Representative FICO	0	261	0.00%	261
Interest Only	0	261	0.00%	261
Lien Position	0	261	0.00%	261
Occupancy	0	261	0.00%	261
Purpose	0	261	0.00%	261
Appraised Value	2	261	0.77%	261
Contract Sales Price	2	261	0.77%	261
Balloon Flag	0	261	0.00%	261
Original CLTV	1	261	0.38%	261
Original LTV	0	261	0.00%	261
Origination Channel	0	261	0.00%	261
Appraisal Effective Date	0	261	0.00%	261
Investor: Qualifying Total Debt Ratio	11	261	4.21%	261
Initial Rate Lock Date	52	261	19.92%	261
Total	71	6,166	1.15%	261